Investments in Marketable Securities - Schedule of Gross Unrealized Losses on Available for Sale Securities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value	¥ 1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses	0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value	0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses	0
Marketable equity securities [Member]
Gain (Loss) on Investments [Line Items]
Gross unrealized loss position for less than 12 months on available-for-sale securities, Fair value	1
Gross unrealized loss position for less than 12 months on available-for-sale securities, Unrealized losses	0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Fair value	0
Gross unrealized loss position for 12 months or greater than 12 months on available-for-sale securities, Unrealized losses	¥ 0